Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Inputs, Level 2 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Assets:
Assets measured on a recurring basis	$ 8,965	$ 8,917
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets:
Assets measured on a recurring basis	82,686	76,319
Fair Value, Inputs, Level 3 [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Assets measured on a nonrecurring basis	2,473	5,270
Fair Value, Inputs, Level 3 [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Assets measured on a nonrecurring basis	1,147	1,147
Fair Value, Inputs, Level 3 [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Assets measured on a nonrecurring basis		1,679
Fair Value, Inputs, Level 3 [Member] | Commercial Portfolio Segment [Member] | Impaired Loans [Member]
Commercial real estate:
Assets measured on a nonrecurring basis	$ 3,779	$ 2,532